Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Changes in Unvested Ordinary Shares

A summary of the changes in the Company’s unvested ordinary shares from December 31, 2019 through December 31, 2021 are as follows:

	Number of	Weighted
	unvested	average
	ordinary	grant date
	shares	fair value
Unvested ordinary shares as of December 31, 2019	1,727,874	$2.96
Granted	1,993,503	$7.58
Vested	(746,095)	$3.44
Forfeited	(137,790)	$3.46
Unvested ordinary shares as of December 31, 2020	2,837,492	$6.38
Granted	—	—
Vested	(916,172)	$5.61
Forfeited	(18,262)	$6.80
Unvested ordinary shares as of December 31, 2021	1,903,058	$6.43

Summary of Share Options Activity	The following table summarizes the Company’s share options activity for the year ended December 31, 2021:
Summary of Weighted-Average Assumptions Used in Black-Scholes Option Pricing Model

The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees during the year ended December 31, 2021 and 2020 were as follows:

	Year Ended December 31,	Year Ended December 31,
	2021	2020
Expected term (in years)	6.02 Years	3.21 Years
Expected volatility	72.15%	73.81%
Expected dividend yield	0.00%	0.00%
Risk free interest rate	1.07%	0.20%
Fair value of underlying ordinary shares	$9.53	$6.35

Summary of Share-based Compensation Expense

Share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	Years Ended December 31,
	2021	2020	2019
Research and development	$3,362	$1,331	$332
General and administrative	2,955	1,661	387
	$6,317	$2,992	$719